DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
DERIVATIVE FINANCIAL INSTRUMENTS
DERIVATIVE FINANCIAL INSTRUMENTS
The company’s activities expose it to a variety of financial risks, including market risk (i.e. currency risk, interest rate risk and other price risk), credit risk and liquidity risk. The company selectively uses derivative financial instruments principally to manage these risks.
The aggregate notional amount of the company’s derivative positions at December 31, 2019 and 2018 is as follows:

AS AT DEC. 31 (MILLIONS)	Note	2019	2018
Foreign exchange	(a)	$37,334	$33,298
Interest rates	(b)	51,619	38,490
Credit default swaps	(c)	39	56
Equity derivatives	(d)	2,517	1,375

Commodity instruments	(e)	2019	2018
Energy (GWh)		25,136	14,752
Natural gas (MMBtu – 000’s)		78,364	63,076

a)	Foreign Exchange
The company held the following foreign exchange contracts with notional amounts at December 31, 2019 and 2018:

	Notional Amount (U.S. Dollars)		Average Exchange Rate
(MILLIONS)	2019	2018	2019	2018
Foreign exchange contracts
Canadian dollars	$6,839	$4,959	0.75	0.76
British pounds	7,874	4,952	1.27	1.32
European Union euros	2,069	3,829	1.16	1.21
Australian dollars	3,989	3,781	0.71	0.74
Indian rupee	240	697	73.55	72.73
Chilean peso	548	615	722.08	647.37
Korean won[1]	687	561	1,173	1,102
Chinese yuan[1]	1,862	543	5.42	6.85
Japanese yen[1]	111	404	104.58	104.45
Colombian pesos[1]	534	370	3,416	2,977
Brazilian reais	484	78	0.24	0.24
Swedish krona	1,578	94	9.10	7.87
Other currencies	584	436	various	various
Cross currency interest rate swaps
Canadian dollars	4,493	4,167	0.77	0.75
European Union euros	103	1,914	1.09	1.06
Australian dollars	2,033	1,454	0.98	1.00
Japanese yen[1]	18	750	110.00	113.32
British pounds	267	257	1.49	1.49
Colombian pesos[1]	100	125	3,463	3,056
Other currencies	—	15	—	Various
Foreign exchange futures
Brazilian reais	38	—	0.25	—
Foreign exchange options
British pounds	1,338	1,736	1.43	1.31
Chinese yuan	—	500	—	7.10
Indian rupee	—	500	—	67.95
European Union euros	1,544	463	1.12	1.15
Other currencies	—	98	—	Various

1.	Average rate is quoted using USD as base currency.
Included in net income are unrealized net gains on foreign currency derivative contracts amounting to $201 million (2018 – $457 million) and included in the cumulative translation adjustment account in other comprehensive income are losses in respect of foreign currency contracts entered into for hedging purposes amounting to $409 million (2018 – gains of $1.3 billion).

b)	Interest Rates
At December 31, 2019, the company held interest rate swap and forward starting swap contracts having an aggregate notional amount of $25.0 billion (2018 – $13.9 billion), interest rate swaptions with an aggregate notional amount of $nil (2018 – $5.3 billion) and interest rate cap contracts with an aggregate notional amount of $26.6 billion (2018 – $19.3 billion).

c)	Credit Default Swaps
As at December 31, 2019, the company held credit default swap contracts with an aggregate notional amount of $39 million (2018 – $56 million). Credit default swaps are contracts which are designed to compensate the purchaser for any change in the value of an underlying reference asset, based on measurement in credit spreads, upon the occurrence of predetermined credit events. The company is entitled to receive payments in the event of a predetermined credit event for up to $nil (2018 – $56 million) of the notional amount and could be required to make payments in respect of $nil (2018 – $nil) of the notional amount.

d)	Equity Derivatives
At December 31, 2019, the company held equity derivatives with a notional amount of $2.5 billion (2018 – $1.4 billion) which includes $541 million (2018 – $1.1 billion) notional amount that hedges long-term compensation arrangements. The balance represents common equity and ETF positions established in connection with the company’s investment activities. The fair value of these instruments was reflected in the company’s consolidated financial statements at year end.

e)	Commodity Instruments
The company has entered into energy derivative contracts primarily to hedge the sale of generated power. The company endeavors to link forward electricity sale derivatives to specific periods in which it expects to generate electricity for sale. All energy derivative contracts are recorded at an amount equal to fair value and are reflected in the company’s consolidated financial statements. The company has financial contracts outstanding on 78,364,000 MMBtu’s (2018 – 63,076,000 MMBtu’s) of natural gas as part of its electricity sale price risk mitigation strategy.
Other Information Regarding Derivative Financial Instruments
The following table classifies derivatives elected for hedge accounting during the years ended December 31, 2019 and 2018 as either cash flow hedges or net investment hedges. Changes in the fair value of the effective portion of the hedge are recorded in either other comprehensive income or net income, depending on the hedge classification, whereas changes in the fair value of the ineffective portion of the hedge are recorded in net income:

	2019			2018
FOR THE YEARS ENDED DEC. 31 (MILLIONS)	Notional	Effective Portion	Ineffective Portion	Notional	Effective Portion	Ineffective Portion
Cash flow hedges[1]	$32,709	$(89)	$20	$24,999	$38	$(3)
Net investment hedges	22,790	(433)	16	17,319	999	9
	$55,499	$(522)	$36	$42,318	$1,037	$6

1.
Notional amount does not include 14,485 GWh, 12,164 MMBtu – 000’s and 2,273 bbls – millions of commodity derivatives at December 31, 2019 (2018 – 6,040 GWh, 8,423 MMBtu – 000’s and 3,151 bbls – millions).

The following table presents the change in fair values of the company’s derivative positions during the years ended December 31, 2019 and 2018, for derivatives that are fair valued through profit or loss, and derivatives that qualify for hedge accounting:

(MILLIONS)	Unrealized Gains During 2019	Unrealized Losses During 2019	Net Change During 2019	Net Change During 2018
Foreign exchange derivatives	$419	$(218)	$201	$457
Interest rate derivatives	43	(264)	(221)	(17)
Credit default swaps	—	(1)	(1)	3
Equity derivatives	24	(11)	13	(129)
Commodity derivatives	56	(29)	27	(66)
	$542	$(523)	$19	$248

The following table presents the notional amounts underlying the company’s derivative instruments by term to maturity as at December 31, 2019 and 2018, for derivatives that are classified as fair value through profit or loss, and derivatives that qualify for hedge accounting:

	2019				2018
AS AT DEC. 31 (MILLIONS)	<1 Year	1 to 5 Years	>5 Years	Total Notional Amount	Total Notional Amount
Fair value through profit or loss
Foreign exchange derivatives	$5,986	$1,803	$157	$7,946	$9,303
Interest rate derivatives	8,293	13,402	1,036	22,731	16,621
Credit default swaps	10	29	—	39	56
Equity derivatives	1,589	928	—	2,517	1,375
Commodity instruments
Energy (GWh)	1,997	8,655	—	10,652	8,712
Natural gas (MMBtu – 000’s)	66,200	—	—	66,200	54,653
Elected for hedge accounting
Foreign exchange derivatives	$15,935	$12,333	$1,119	$29,387	$23,995
Interest rate derivatives	6,489	18,405	3,994	28,888	21,869
Equity derivatives	—	—	—	—	—
Commodity instruments
Energy (GWh)	7,880	4,596	2,009	14,485	6,040
Natural gas (MMBtu – 000’s)	12,164	—	—	12,164	8,423